CMC HIGH YIELD FUND

                          A Portfolio of CMC Fund Trust















                               SEMI-ANNUAL REPORT
                                   (Unaudited)



                                 April 30, 1997
















               1300 S.W. Sixth, P.O. Box 1350, Portland, OR 97207

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                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                              FINANCIAL HIGHLIGHTS
                  For a Share Outstanding Throughout the Period
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
                                                                Six Months
                                                                     Ended            Fiscal Year Ended October 31,
                                                            April 30, 1997      ----------      ----------     ----------
                                                            (Unaudited)(1)            1996            1995     1994(1)(2)
                                                            --------------      ----------      ----------     ----------
Net asset value, beginning of period.........................       $35.95          $36.24          $34.48         $35.00
                                                                ----------      ----------      ----------     ----------

Income from investment operations:
    Net investment income....................................         1.58            3.23            3.31           0.94
    Net realized and unrealized gain (loss)
      on investments.........................................         0.06            0.10            2.11          (0.52)
                                                                ----------      ----------      ----------     ----------
         Total from investment operations....................         1.64            3.33            5.42           0.42
                                                                ----------      ----------      ----------     ----------

Less distributions:
    Dividends (from net investment income)...................        (1.58)          (3.23)          (3.31)         (0.94)
    Distributions (from capital gains).......................                        (0.39)          (0.35)
                                                                ----------      ----------      ----------     ----------
         Total distributions.................................        (1.58)          (3.62)          (3.66)         (0.94)
                                                                ----------      ----------      ----------     ----------

Net asset value, end of period..............................        $36.01          $35.95          $36.24         $34.48
                                                                ==========      ==========      ==========     ==========

Total return..................................................        4.61%(3)        9.61%          16.49%          1.21%(3)

Ratios/Supplemental data
Net assets, end of period (in thousands)......................     $72,971         $69,614         $42,192         $9,602
Ratio of expenses to average net assets.......................         .47%            .50%            .54%           .54%
Ratio of net investment income to
   average net assets.........................................        8.82%           8.90%           9.36%          9.86%
Portfolio turnover rate.......................................      102.13%          56.06%          45.64%         72.67%

(1) Ratios and portfolio turnover rates are annualized.
(2) From inception of operations on July 6, 1994.
(3) Not annualized.

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                              CMC HIGH YIELD FUND
                         A Portfolio of CMC Fund Trust
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
April 30, 1997
(Unaudited)

                                                                                 Principal
                                                                                   Amount         Value (1)
                                                                                ------------     ------------
Corporate Bonds (96.0%)
   Basic Industry (5.8%)
       Chemicals (2.7%)
            Freeport-McMoRan Resource Partners L.P.
              Senior Subordinated Notes
               8.750%   02/15/2004..............................................$  1,950,000     $  1,989,000
                                                                                                 ------------

       Metals/Mining (3.1%)
            Ryerson Tull, Inc.
              Notes
               8.500%   07/15/2001..............................................   2,250,000        2,261,250
                                                                                                 ------------

       Total Basic Industry.....................................................                    4,250,250
                                                                                                 ------------

   Consumer Related (26.7%)
       Hotel/Gaming (15.0%)
            California Hotel Finance Corp.
              Guaranteed Senior Subordinated Notes
              11.000%   12/01/2002..............................................   1,750,000        1,806,875
            HMH Properties, Inc.
              Senior Secured Note
               9.500%   05/15/2005..............................................   1,900,000        1,938,000
            Harrahs Operating, Inc.
              Senior Subordinated Notes
              10.875%   04/15/2002..............................................   1,500,000        1,572,450
            La Quinta Inns, Inc.
              Senior Subordinated Notes
               9.250%   05/15/2003..............................................   1,850,000        1,886,260
            Rio Hotel & Casino, Inc. (144A)
              Senior Subordinated Notes
               9.500%   04/15/2007..............................................   1,700,000        1,674,500
            Station Casinos, Inc.
              Senior Subordinated Notes
               9.625%   06/01/2003..............................................   2,125,000        2,071,875
                                                                                                 ------------
                                                                                                   10,949,960
                                                                                                 ------------
       Healthcare (8.6%)
            Abbey Healthcare Group, Inc.
              Senior Subordinated Notes
               9.500%   11/01/2002..............................................   1,000,000        1,025,000
            HEALTHSOUTH Rehabilitation Corp.
              Senior Subordinated Notes
               9.500%   04/01/2001..............................................   1,200,000        1,254,000
            Quorum Health Group, Inc.
              Senior Subordinated Notes
               8.750%   11/01/2005..............................................   2,100,000        2,105,250

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                              CMC HIGH YIELD FUND
                         A Portfolio of CMC Fund Trust
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                                 Principal
                                                                                   Amount         Value (1)
                                                                                ------------     ------------
Corporate Bonds (Continued)
            Tenet Healthcare Corp.
              Senior Subordinated Notes
              10.125%   03/01/2005..............................................$  1,750,000     $  1,872,500
                                                                                                 ------------
                                                                                                    6,256,750
                                                                                                 ------------
       Other (3.1%)
            Westpoint Stevens, Inc.
              Senior Subordinated Debenture
               9.375%   12/15/2005..............................................   2,200,000        2,255,000
                                                                                                 ------------

       Total Consumer Related...................................................                   19,461,710
                                                                                                 ------------

   Energy (12.4%)
            Gulf Canada Resources Ltd.
              Subordinated Debentures
               9.625%   07/01/2005..............................................   2,000,000        2,110,000
            Kelley Oil & Gas Corp.
              Series B Senior Subordinated Notes
              10.375%   10/15/2006..............................................   1,400,000        1,400,000
            Maxus Energy Corp.
              Notes
               9.875%   10/15/2002..............................................   1,650,000        1,703,625
            Noble Drilling Corp.
              Senior Notes
               9.250%   10/01/2003..............................................   1,235,000        1,298,294
               9.125%   07/01/2006..............................................     700,000          738,500
            Nuevo Energy Co.
              Senior Subordinated Notes
               9.500%   04/15/2006..............................................   1,000,000        1,020,000
            Santa Fe Energy Resource, Inc.
              Senior Subordinated Debentures
              11.000%   05/15/2004..............................................     750,000          810,000
                                                                                                 ------------

       Total Energy.............................................................                    9,080,419
                                                                                                 ------------

   Housing Related (5.4%)
            USG Corp.
              Series B Senior Notes
               9.250%   09/15/2001..............................................   1,700,000        1,780,750
            Webb (Del E.) Corp.
              Senior Subordinated Notes
               9.750%   01/15/2008..............................................   2,250,000        2,148,750
                                                                                                 ------------

       Total Housing Related....................................................                    3,929,500
                                                                                                 ------------

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                              CMC HIGH YIELD FUND
                         A Portfolio of CMC Fund Trust
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                                 Principal
                                                                                   Amount         Value (1)
                                                                                ------------     ------------
Corporate Bonds (Continued)
     Manufacturing (9.1%)
            Mark IV Industries, Inc.
              Senior Subordinated Notes
               7.750%   04/01/2006..............................................$  1,500,000     $  1,435,860
            Owens-Illinois, Inc.
              Senior Subordinated Notes
              10.000%   08/01/2002..............................................   1,100,000        1,146,750
            Rohr, Inc.
              Senior Note
             11.625%   05/15/2003...............................................     800,000          876,000
            Titan Wheel International, Inc.
              Senior Subordinated Notes
               8.750%   04/01/2007..............................................   1,300,000        1,300,000
            Tracor, Inc. (144A)
              Senior Subordinated Notes
               8.500%   03/01/2007..............................................   1,950,000        1,911,000
                                                                                                 ------------

       Total Manufacturing......................................................                    6,669,610
                                                                                                 ------------

     Media (21.6%)
            American Radio Systems Corp.
              Senior Subordinated Notes
               9.000%   02/01/2006..............................................     750,000          742,500
            Chancellor Radio Broadcasting Co.
              Senior Subordinated Notes
               9.375%   10/01/2004..............................................     750,000          742,500
            Cinemark USA, Inc.
              Series B Senior Subordinated Notes
               9.625%   08/01/2008..............................................   2,000,000        1,960,000
            Heritage Media Corp.
              Senior Subordinated Notes
               8.750%   02/15/2006..............................................   1,750,000        1,820,000
            Hollinger International Publishing, Inc.
              Senior Notes
               8.625%   03/15/2005..............................................   1,800,000        1,777,500
            Jones Intercable, Inc.
              Senior Notes
               8.875%   04/01/2007..............................................   1,500,000        1,447,500
            Lenfest Communications, Inc.
              Senior Secured Notes
               8.375%   11/01/2005..............................................   1,500,000        1,434,375
            SFX Broadcasting, Inc.
              Series B Senior Subordinated Notes
              10.750%   05/15/2006..............................................   2,250,000        2,356,875

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                              CMC HIGH YIELD FUND
                         A Portfolio of CMC Fund Trust
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                                 Principal
                                                                                   Amount         Value (1)
                                                                                ------------     ------------
Corporate Bonds (Continued)
            Viacom, Inc.
              Subordinated Debenture
               8.000%   07/07/2006..............................................$  2,000,000     $  1,867,500
            Young Broadcasting, Inc.
              Guaranteed Senior Subordinated Notes
              11.750%   11/15/2004..............................................   1,500,000        1,612,500
                                                                                                 ------------

       Total Media..............................................................                   15,761,250
                                                                                                 ------------

     Retail (1.2%)
       Other (1.2%)
            Ethan Allen, Inc.
              Senior Notes
               8.750%   03/15/2001..............................................     800,000          840,000
                                                                                                 ------------

     Transportation (0.7%)
       Other (0.7%)
            Teekay Shipping Corp.
              Gtd. 1st Pfd. Ship. Mtg. Notes
               8.320%   02/01/2008..............................................     500,000          490,000
                                                                                                 ------------

     Utilities (8.7%)
       Electrics (4.5%)
            AES Corp.
              Senior Subordinated Notes
              10.250%   07/15/2006..............................................   1,700,000        1,812,625
            California Energy, Inc.
              Senior Secured Note
               9.875%   06/30/2003..............................................   1,400,000        1,484,000
                                                                                                 ------------
                                                                                                    3,296,625
                                                                                                 ------------
       Telecommunications (4.2%)
            MFS Communications, Inc.
              Senior Discount Notes
              Step-up Coupon
               0.000%   to 01/15/2001, then 8.875% to
                01/15/2006......................................................   2,000,000        1,517,060
            Paging Network, Inc.
              Senior Subordinated Notes
              10.000%   10/15/2008..............................................   1,750,000        1,557,500
                                                                                                 ------------
                                                                                                    3,074,560
                                                                                                 ------------

       Total Utilities..........................................................                    6,371,185
                                                                                                 ------------

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                              CMC HIGH YIELD FUND
                         A Portfolio of CMC Fund Trust
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                                 Principal
                                                                                   Amount         Value (1)
                                                                                ------------     ------------
Corporate Bonds (Continued)
     Yankee (4.4%)
            Argentina Republic
              Unsubordinated Global Bond
              11.000%   10/09/2006..............................................$  1,500,000     $  1,614,375
            Mexico-United Mexican States
              Global Bond
              11.375%   09/15/2016..............................................   1,500,000        1,580,625
                                                                                                 ------------

       Total Yankee.............................................................                    3,195,000
                                                                                                 ------------

       Total Corporate Bonds
            (Cost $69,749,813)....................................................                 70,048,924
                                                                                                 ------------

Repurchase Agreement (3.3%)
            Goldman Sachs Corp.
               5.374% dated 04/30/1997,
               due 05/01/1997 in the
               amount of $2,431,696.
               Collateralized by U.S. Treasury Bond
               6.625% due 02/15/2027
                 (Cost $2,431,338)..............................................   2,431,338        2,431,338
                                                                                                 ------------


Total Investments (99.3%)
     (Cost $72,181,151).........................................................                   72,480,262

Receivables less liabilities (0.7%).............................................                      490,312
                                                                                                 ------------

Net Assets (100.0%).............................................................                 $ 72,970,574
                                                                                                 ============

(1)  See Note 1 of Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

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                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                       STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
April 30, 1997
(Unaudited)

ASSETS:
  Investments at identified cost ....................................  $  69,749,813

  Investments at value (Notes 1 and 2)...............................  $  70,048,924
  Temporary cash investment, at cost (Note 1)........................      2,431,338
  Receivable for:
    Interest.........................................................      1,638,290
                                                                       -------------
  Total assets.......................................................     74,118,552
                                                                       -------------

LIABILITIES:
  Payable for:
    Dividends and distributions......................................         65,942
    Investments purchased............................................      1,043,984
    Investment management fee (Note 4)...............................         25,575
    Accrued expenses ................................................         12,477
                                                                       -------------
  Total liabilities..................................................      1,147,978
                                                                       -------------

  Net assets applicable to outstanding shares........................  $  72,970,574
                                                                       =============

  Net assets consist of:
    Unrealized appreciation on investments...........................  $     299,111
    Undistributed net realized gain from investments.................        787,288
    Capital paid in (Note 3).........................................     71,884,175
                                                                       -------------
                                                                       $  72,970,574
                                                                       =============

Shares of capital stock outstanding (Note 3).........................      2,026,189
                                                                       =============

Net asset value, offering and
   redemption price per share (1)....................................          36.01
                                                                       =============

(1) The net asset value per share is computed by dividing net assets applicable to outstanding shares by shares of capital stock outstanding.

    The accompanying notes are an integral part of the financial statements.

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                              CMC HIGH YIELD FUND
                         A Portfolio of CMC Fund Trust
                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
Six Months Ended April 30, 1997
(Unaudited)

INVESTMENT INCOME:
    Income:
         Interest...............................................................$   3,597,649
                                                                                -------------
    Expenses:
         Investment management fees (Note 4)....................................      155,638
         Shareholder servicing costs (Note 4)...................................        9,144
         Reports to shareholders................................................           33
         Financial information and subscriptions................................        1,457
         Custodian fees.........................................................        1,525
         Bank transaction and checking fees.....................................          950
         Registration fees......................................................          115
         Legal, insurance and auditing fees.....................................       11,390
         Other (Note 4).........................................................        1,009
              Total expenses....................................................      181,261
                                                                                -------------

    Net investment income (Note 1)..............................................    3,416,388
                                                                                -------------

Realized gain and unrealized depreciation from
  investment transactions:
    Net realized gain from investments (Note 2).................................      782,261

    Net unrealized depreciation on investments during the period (Note 1).......     (882,913)
                                                                                -------------

    Net loss on investments (Note 1)............................................     (100,652)
                                                                                -------------

    Net increase in net assets resulting from operations........................$   3,315,736
                                                                                =============

    The accompanying notes are an integral part of the financial statements.

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                              CMC HIGH YIELD FUND
                         A Portfolio of CMC Fund Trust
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      Six Months
                                                                                           Ended         Fiscal Year
                                                                                   April 30,1997               Ended
                                                                                      (Unaudited)   October 31, 1996
                                                                                   -------------    ----------------
INCREASE IN NET ASSETS:
    Operations:
         Net investment income .................................................   $   3,416,388       $   4,779,488
         Net realized gain from investments (Note 2)............................         782,261             747,251
         Change in net unrealized depreciation
            on investments......................................................        (882,913)           (226,346)
                                                                                   -------------       -------------

         Net increase in net assets resulting from operations...................       3,315,736           5,300,393

    Distributions to shareholders:
         From net investment income.............................................      (3,416,388)         (4,779,488)
         From net realized gain from investment transactions....................                            (742,224)
    Capital share transactions, net (Note 3)....................................       3,457,549          27,643,483
                                                                                   -------------       -------------

         Net increase in net assets.............................................       3,356,897          27,422,164

NET ASSETS:
    Beginning of period.........................................................      69,613,677          42,191,513
                                                                                   -------------       -------------

    End of period ..............................................................   $  72,970,574       $  69,613,677
                                                                                   =============       =============

    The accompanying notes are an integral part of the financial statements.

                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                          NOTES TO FINANCIAL STATEMENTS
       (Information for the six months ended April 30, 1997 is unaudited)
--------------------------------------------------------------------------------

1.  Significant accounting policies:

       CMC High Yield Fund (the Fund) is a portfolio of CMC Fund Trust (the Trust), an open-end diversified investment company registered under the Investment Company Act of 1940, as amended. The Trust has established two other portfolios, CMC Small Cap Fund and CMC International Stock Fund. Each portfolio issues a separate series of the Trust's shares and maintains a separate investment portfolio. The policies described below are consistently followed by the Fund for the preparation of its financial statements in conformity with generally accepted accounting principles.

       Investment valuation - The Fund's investments are carried at values deemed best to reflect their fair values as determined in good faith by or under the supervision of the Trustees. These values are based on market value as quoted by dealers who are market makers in these securities or by an independent pricing service unless unusual circumstances indicate that another method of determining fair value should be considered. Market values are based on the average of bid and ask prices, or by reference to other securities with comparable ratings, interest rates and maturities. Temporary investments in short-term securities, principally repurchase agreements, are valued at cost, which approximates market.

       Shareholder distributions - The Fund distributes net investment income monthly and any net realized gains from investment transactions annually. Distributions to shareholders are recorded on the record date.

       Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and deferral of losses from wash sales.

       Use of estimates - The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

       Federal income taxes - The Fund has made no provisions for federal income taxes on net investment income or net realized gains from sales of investment securities, since it is the intention of the Fund to comply with the provisions of the Internal Revenue Code available to certain regulated investment companies, and to make distributions of income and security profits sufficient to relieve it from substantially all federal income taxes.

       Other - Investment transactions are accounted for on the date the investments are purchased or sold. The cost of investments sold is determined by the use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are reported on the basis of identified costs. The Fund, through its custodian, receives delivery of underlying securities collateralizing repurchase agreements (included in temporary cash investments). Market values of these securities are required to be at least 100% of the cost of the repurchase agreement. The Fund's investment advisor determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

       The Fund invests in lower rated debt securities, which may be more susceptible to adverse economic conditions than other investment grade holdings. These securities are often subordinated to the prior claims of other senior lenders, and uncertainties exist as to an issuer's ability to meet principal and interest payments. At April 30, 1997, 100% of the Fund's portfolio was invested in securities rated Ba (52%) or B (48%) by Moody's Investor Services, Inc.

--------------------------------------------------------------------------------
                              CMC HIGH YIELD FUND
                         A Portfolio of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------
2.  Investment transactions:
Aggregate purchases, sales and maturities, net realized gain and unrealized appreciation of investments excluding temporary cash investments, as of and for the period ended April 30, 1997, were as follows:

Purchases:
   Investment securities other than U.S. Government obligations.................  $  34,397,442
   U.S. Government obligations..................................................      6,322,305
                                                                                  -------------
        Total purchases.........................................................  $  40,719,747
                                                                                  =============

Sales and Maturities:
   Investment securities other than U.S. Government obligations.................  $  30,947,361
   U.S. Government obligations..................................................      6,978,523
                                                                                  -------------
        Total sales and maturities..............................................  $  37,925,884
                                                                                  =============

Net Realized Gain (loss):
   Investment securities other than U.S. Government obligations.................  $     911,245
   U.S. Government obligations..................................................       (128,984)
                                                                                  -------------
        Total net realized gain.................................................  $     782,261
                                                                                  =============

Unrealized Appreciation (Depreciation) as of April 30, 1997:
  Appreciation..................................................................  $   1,143,116
  Depreciation..................................................................       (844,005)
                                                                                  -------------
        Net unrealized appreciation.............................................  $     299,111
                                                                                  =============

Unrealized Appreciation (Depreciation) for federal income tax purposes as of
  April 30, 1997:
  Appreciation..................................................................  $   1,138,447
  Depreciation..................................................................       (844,005)
                                                                                  -------------
    Net unrealized appreciation.................................................  $     294,442
                                                                                  =============

For federal income tax purposes, the cost of investments owned at April 30, 1997  $  69,754,482
                                                                                  =============

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                              CMC HIGH YIELD FUND
                         A Portfolio of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------

3.  Capital Stock:

                                                                                    Fiscal Year            Fiscal Year
                                                                                          Ended                  Ended
                                                                                 April 30, 1997       October 31, 1996
                                                                                ---------------       ----------------
  Shares:
     Shares sold................................................................        788,648              1,124,256
     Shares issued for reinvestment of dividends................................         87,285                145,259
                                                                                ---------------       ----------------
                                                                                        875,933              1,269,515
     Less shares redeemed.......................................................       (785,995)              (497,533)
                                                                                ---------------       ----------------
     Net increase in shares.....................................................         89,938                771,982
                                                                                ===============       ================

  Amounts:
     Sales......................................................................$    28,775,000       $     40,435,000
     Reinvestment of dividends..................................................      3,172,950              5,234,319
                                                                                ---------------       ----------------
                                                                                     31,947,950             45,669,319
     Less redemptions...........................................................    (28,490,401)           (18,025,836)
                                                                                ---------------       ----------------
     Net increase...............................................................$     3,457,549       $     27,643,483
                                                                                ===============       ================

  Capital stock authorized (shares)                                                100,000,000


4. Transactions with affiliates and related parties:


Investment management fees incurred............................................................       $155,638

Investment management fee
  computation basis (percentage of daily net assets
  per annum)...................................................................................       40.of.1%

Transfer agent fee (included in shareholder
  servicing costs).............................................................................         $9,000

Fees earned by trustees not affiliated with the Fund's
  investment advisor or transfer agent (included in other expenses)............................           $551


The investment advisor of the Fund is Columbia Management Co. The transfer agent for the Fund is Columbia Trust Company, a subsidiary of Columbia Funds Management Company. The transfer agent is compensated based on a per account fee or a minimum of $1,500 per month. The contracts for investment advisory and transfer agent services must be renewed annually by a majority vote of the Fund's shareholders or by the Trustees of CMC Fund Trust. Certain officers and trustees of CMC Fund Trust are also officers and directors of Columbia Management Co., Columbia Trust Company and Columbia Funds Management Company. They did not receive any direct payments from the Fund.

                               CMC SMALL CAP FUND

                          CMC INTERNATIONAL STOCK FUND

                          Portfolios of CMC Fund Trust















                               SEMI-ANNUAL REPORT
                                   (Unaudited)



                                 April 30, 1997
















               1300 S.W. Sixth, P.O. Box 1350, Portland, OR 97207
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-------------------------------------------------------------------------------
                                 CMC Fund Trust
                              FINANCIAL HIGHLIGHTS
                  For a Share Outstanding Throughout the Period
-------------------------------------------------------------------------------

                               CMC SMALL CAP FUND

                                                       Six Months
                                                            Ended                     Fiscal Year Ended October 31,
                                                   April 30, 1997    ----------   ----------   ----------   ----------   ----------
                                                   (Unaudited)(1)          1996         1995         1994         1993         1992
                                                   --------------    ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period...............        $52.04        $56.00       $49.35       $56.44       $50.68       $49.53
                                                       ----------    ----------   ----------   ----------   ----------   ----------
Income from investment operations:
    Net investment income (loss)...................          0.05         (0.08)        0.22         0.18         0.10         0.03
    Net realized and unrealized gains (losses)
      on investments...............................         (2.77)        16.79        10.88         1.99        15.50         2.72
                                                       ----------    ----------   ----------   ----------   ----------   ----------
         Total from investment operations..........         (2.72)        16.71        11.10         2.17        15.60         2.75
                                                       ----------    ----------   ----------   ----------   ----------   ----------

Less distributions:
    Dividends (from net investment income).........                                    (0.16)       (0.17)       (0.10)       (0.03)
    Dividends (in excess of net
      investment income)...........................                                    (0.01)
    Distributions (from capital gains).............                      (20.67)       (4.25)       (8.99)       (9.74)       (1.57)
    Distributions (in excess of capital gains).....                                    (0.04)       (0.09)
                                                       ----------    ----------   ----------   ----------   ----------   ----------
         Total distributions.......................          0.00        (20.67)       (4.45)       (9.26)       (9.84)       (1.60)
                                                       ----------    ----------   ----------   ----------   ----------   ----------

Net asset value, end of period.....................        $49.32        $52.04       $56.00       $49.35       $56.44       $50.68
                                                       ==========    ==========   ==========   ==========   ==========   ==========

Total return ......................................         -5.23%(2)    30.30%       22.55%        3.87%       30.87%        5.54%

Ratios/Supplemental data
Net assets, end of period (in thousands)...........      $348,003      $522,408     $537,167     $467,952     $492,905     $411,263
Ratio of expenses to average net assets............          0.77%         0.78%        0.77%        0.78%        0.79%        0.80%
Ratio of net investment income (loss) to
   average net assets..............................          0.15%         (.14)%       0.43%        0.29%        0.17%        0.06%
Portfolio turnover rate............................        121.32%       147.77%      125.80%       97.24%       64.39%       56.02%
Average commission rate paid on
   portfolio transactions (3) .....................       $0.0548      $0.0539

(1)  Ratios and portfolio turnover rate are annualized.
(2)  Not annualized.
(3) The average commission rate paid by the fund is computed by dividing the total dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.

-------------------------------------------------------------------------------
                                 CMC Fund Trust
                              FINANCIAL HIGHLIGHTS
                  For a Share Outstanding Throughout the Period
-------------------------------------------------------------------------------

                          CMC INTERNATIONAL STOCK FUND

                                                                Six Months
                                                                     Ended            Fiscal Year Ended October 31,
                                                            April 30, 1997      ----------      ----------     ----------
                                                            (Unaudited)(1)            1996            1995     1994(1)(2)
                                                            --------------      ----------      ----------     ----------
Net asset value, beginning of period......................          $42.46          $37.06          $39.51         $40.00
                                                            --------------      ----------      ----------     ----------
Income from investment operations:
     Net investment income................................            0.15            0.32            0.39           0.10
     Net realized and unrealized gains (losses)
       on investments and foreign currency
       transactions.......................................            4.33            5.86           (2.64)         (0.59)
                                                            --------------      ----------      ----------     ----------
            Total from investment operations..............            4.48            6.18           (2.25)         (0.49)
                                                            --------------      ----------      ----------     ----------

Less distributions:
     Dividends (from net investment income)...............                           (0.78)          (0.19)
     Dividends (in excess of net
       investment income).................................                                           (0.01)
                                                            --------------      ----------      ----------     ----------
            Total distributions...........................            0.00           (0.78)          (0.20)          0.00
                                                            --------------      ----------      ----------     ----------

Net asset value, end of period............................          $46.94          $42.46          $37.06         $39.51
                                                            ==============      ==========      ==========     ==========

Total return..............................................          10.55%(3)       16.67%          -5.69%         -1.23%(3)

Ratios/Supplemental data
Net assets, end of period (in thousands)..................         $94,550         $73,542         $68,758        $84,298
Ratio of expenses to average net assets...................           1.00%           1.00%           0.98%          1.16%
Ratio of net investment income to
   average net assets.....................................           0.79%           0.78%           0.99%          0.53%
Portfolio turnover rate...................................          97.43%         119.98%         158.32%        123.80%
Average commission rate paid on
   portfolio transactions (4) ............................         $0.0029         $0.0012

(1)  Ratios and portfolio turnover rate are annualized.
(2)  From inception of operations on February 1, 1994.
(3)  Not annualized.
(4) The average commission rate paid by the fund is computed by dividing the total dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                         A Portfolio of CMC Fund Trust
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
April 30, 1997
(Unaudited)

                                                                                   Shares or
                                                                                   Principal
                                                                                      Amount         Value(1)
                                                                                ------------     ------------
Common Stocks (71.1%)
     Aerospace (1.2%)
          * Orbital Sciences Corp...............................................     281,300     $  4,149,175
                                                                                                 ------------

     Finance (6.0%)
          * Glendale Federal Bank FSB...........................................     175,300        4,360,587
          * HomeSide, Inc.......................................................     153,400        2,454,400
          * Insignia Financial Group, Inc. (Class A)............................     266,500        4,663,750
            North Fork Bancorp, Inc.............................................     161,300        6,391,512
            PennCorp Financial Group, Inc.......................................      87,700        3,014,688
                                                                                                 ------------
                                                                                                   20,884,937
                                                                                                 ------------
     Business & Consumer Services (5.1%)
          * AccuStaff, Inc......................................................     175,300        3,199,225
          * Billing Information Concepts Corp...................................     127,100        3,034,512
          * CorVel Corp.........................................................      70,300        1,748,712
            Danka Business Systems plc ADR......................................      83,900        2,564,194
          * DST Systems, Inc....................................................     138,900        3,941,288
          * Envoy Corp..........................................................      68,600        1,432,025
          * Romac International, Inc............................................      41,000          799,500
          * Walsh International, Inc............................................     138,800        1,214,500
                                                                                                 ------------
                                                                                                   17,933,956
                                                                                                 ------------
     Chemical (1.5%)
          * TETRA Technologies, Inc.............................................     222,600        5,175,450
                                                                                                 ------------

     Consumer Durable (1.1%)
          * Tower Automotive, Inc...............................................     100,000        3,700,000
                                                                                                -------------

     Consumer Non-Durable (10.7%)
          * Bed, Bath & Beyond, Inc.............................................     125,100        3,424,612
          * Borders Group, Inc..................................................     209,400        4,449,750
            CKE Restaurants, Inc................................................     100,000        1,962,500
            Claire's Stores, Inc................................................     200,000        3,825,000
          * Foodmaker, Inc......................................................     200,000        2,175,000
          * General Nutrition Cos., Inc.........................................     212,300        4,564,450
            Harman International Industries, Inc................................      40,175        1,536,694
            K2, Inc.............................................................     198,700        5,191,038
          * Nine West Group, Inc................................................     120,000        4,755,000
          * Williams-Sonoma, Inc................................................     176,000        5,456,000
                                                                                                -------------
                                                                                                   37,340,044
                                                                                                -------------
     Energy (5.6%)
          * Abacan Resource Corp................................................     143,100          921,206
          * Barrett Resources Corp..............................................      70,600        2,312,150
          * Cairn Energy USA, Inc...............................................     351,100        3,905,987
            Enron Global Power & Pipelines L.L.C................................      87,700        2,587,150

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                         A Portfolio of CMC Fund Trust
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                                   Shares or
                                                                                   Principal
                                                                                      Amount         Value(1)
                                                                                ------------     ------------
Common Stocks (Continued)
          * Flores & Rucks, Inc.................................................      76,300     $  3,328,588
          * Gulf Canada Resources, Ltd..........................................     464,600        3,774,875
          * Swift Energy Co.....................................................     122,800        2,594,150
                                                                                                 ------------
                                                                                                   19,424,106
                                                                                                 ------------
     Energy Services (4.0%)
          * BJ Services Co......................................................      75,000        3,534,375
          * Nabors Industries, Inc..............................................     263,000        4,931,250
          * Veritas DGC, Inc....................................................      81,900        1,576,575
          * Weatherford Enterra, Inc............................................     125,300        3,978,275
                                                                                                 ------------
                                                                                                   14,020,475
                                                                                                 ------------
     Entertainment & Media (1.1%)
          * Golden Books Family Entertainment, Inc..............................    175,300         1,446,225
          * WMS Industries, Inc.................................................    131,500         2,350,562
                                                                                                 ------------
                                                                                                    3,796,787
                                                                                                 ------------
     Health (11.1%)
          * Assisted Living Concepts, Inc.......................................    102,900         2,263,800
          * Dura Pharmaceuticals, Inc...........................................    188,700         5,472,300
          * HealthCare COMPARE Corp.............................................     87,700         3,803,987
          * ICOS Corp...........................................................    146,600         1,017,037
          * Ligand Pharmaceuticals, Inc. (Class B)..............................    127,200         1,303,800
          * Medic Computer Systems, Inc.........................................    115,500         1,804,687
          * MedPartners, Inc....................................................    200,000         3,650,000
          * OccuSystems, Inc....................................................    200,200         4,129,125
          * Phamis, Inc.........................................................    173,000         3,070,750
          * Protein Design Labs, Inc............................................     26,500           665,813
          * Thermedics, Inc.....................................................    415,100         6,952,925
          * Thermotrex Corp.....................................................     72,700         1,354,038
          * Visible Genetics, Inc...............................................     60,000           247,500
            Vital Signs, Inc....................................................    149,000         2,831,000
                                                                                                 ------------
                                                                                                   38,566,762
                                                                                                 ------------
     Hotels & Gaming (1.4%)
            Hilton Hotels Corp..................................................    182,300         4,922,100
                                                                                                 ------------

     Machinery & Capital Spending (0.6%)
          * Jacobs Engineering Group, Inc.......................................     78,100         1,991,550
                                                                                                 ------------

     Metal Mining & Steel (1.1%)
          * Getchell Gold Corp..................................................     66,700         2,559,613
          * Meridian Gold, Inc. (Installment Receipts) (144A)...................    500,000         1,449,225
                                                                                                 ------------
                                                                                                    4,008,838
                                                                                                 ------------

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                         A Portfolio of CMC Fund Trust
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                                   Shares or
                                                                                   Principal
                                                                                      Amount         Value(1)
                                                                                ------------     ------------
Common Stocks (Continued)
     Pollution Control (2.6%)
          * Cuno, Inc...........................................................     202,600     $  2,811,075
            Memtec Ltd. ADR.....................................................      87,700        2,028,063
          * United Waste Systems, Inc...........................................      89,500        3,020,625
          * USA Waste Services, Inc.............................................      32,700        1,070,925
                                                                                                 ------------
                                                                                                    8,930,688
                                                                                                 ------------
     Technology (15.1%)
          * Actel Corp..........................................................     281,100        5,024,662
          * Acxiom Corp.........................................................     295,000        3,871,875
          * American Management Systems, Inc....................................      56,150        1,389,712
          * American Power Conversion Corp......................................     190,000        3,657,500
          * Ascend Communications, Inc..........................................      55,000        2,516,250
          * AXENT Technologies, Inc.............................................      87,700        1,019,512
          * Computer Products, Inc..............................................     131,500        2,251,938
          * Eltron International, Inc...........................................      59,800        1,196,000
          * Engineering Animation, Inc..........................................      95,700        2,201,100
          * FORE Systems, Inc...................................................     100,000        1,525,000
          * Geoworks............................................................      62,800          455,300
          * JDA Software Group, Inc.............................................     141,700        3,577,925
          * MICROS Systems, Inc.................................................     178,600        6,005,425
          * P-COM, Inc..........................................................     145,500        4,164,938
          * Proxim, Inc.........................................................     149,500        3,008,688
          * RadiSys Corp........................................................      17,200          505,250
          * Saville Systems plc ADR.............................................      43,000        1,768,375
          * SPSS, Inc...........................................................      96,500        2,557,250
          * Transition Systems, Inc.............................................     175,300        2,103,600
          * Trident Microsystems, Inc...........................................      90,200        1,217,700
          * Veritas Software Corp...............................................      81,100        2,726,988
                                                                                                 ------------
                                                                                                   52,744,988
                                                                                                 ------------
     Transportation (1.7%)
          * American Freightways Corp...........................................      12,300          173,737
          * Consolidated Freightways Corp.......................................      86,600          952,600
            CNF Transportation, Inc.............................................      60,800        1,808,800
            Werner Enterprises, Inc.............................................     151,500        2,897,438
                                                                                                 ------------
                                                                                                    5,832,575
                                                                                                 ------------
     Utilities/Communications (1.2%)
          * Anicom, Inc.........................................................     490,300        4,044,975
                                                                                                 ------------

            Total Common Stocks
              (Cost $243,737,455)...............................................                  247,467,406
                                                                                                 ------------

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                         A Portfolio of CMC Fund Trust
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                                   Shares or
                                                                                   Principal
                                                                                      Amount         Value(1)
                                                                                ------------     ------------
Repurchase Agreements (30.5%)
            Goldman Sachs Corp.
               5.374% dated 04/30/1997,
               due 05/01/1997 in the
               amount of $37,678,258.
               Collateralized by U.S. Treasury Bond
               6.625% due 02/15/2027............................................$ 37,672,711     $ 37,672,711
            J.P. Morgan Securities, Inc.
               5.428% dated 04/30/1997,
               due 05/01/1997 in the
               amount of $34,305,101.
               Collateralized by U.S. Treasury Bill
               0.000% due 08/28/1997,
               U.S. Treasury Bond
               6.250% due 08/15/2023,
               U.S. Treasury Note
               6.375% due 05/15/1999............................................  34,300,000       34,300,000
            Merrill Lynch, Inc.
               5.374% dated 04/30/1997,
               due 05/01/1997 in the
               amount of $34,305,050.
               Collateralized by U.S. Treasury Strips
               due 05/15/1997 to 08/15/2017.....................................  34,300,000       34,300,000
                                                                                                 ------------

            Total Repurchase Agreements
               (Cost $106,272,711)..............................................                  106,272,711
                                                                                                 ------------

Total Investments (101.6%)
     (Cost $350,010,166)........................................................                  353,740,117

Receivables less liabilities (-1.6%)............................................                   (5,736,619)
                                                                                                 ------------

Net Assets (100.0%).............................................................                 $348,003,498
                                                                                                 ============

(1)  See Note 1 of Notes to Financial Statements.

*Non-Income Producing

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          CMC INTERNATIONAL STOCK FUND
                         A Portfolio of CMC Fund Trust
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
April 30,1997
(Unaudited)

                                                                                   Shares or
                                                                                   Principal
                                                                                      Amount         Value(1)
                                                                                ------------     ------------
Common Stocks (83.8%)
     Australia (0.0%)
            Reinsurance Australia Corp., Ltd. (Insurance).......................       8,058     $     24,934
                                                                                                 ------------

     Brazil (0.3%)
            Usinas Siderurgicas de Minas Gerais SA, ADR
              (Metals, Mining & Steel)..........................................      25,000          290,625
                                                                                                 ------------

     Canada (2.4%)
            Bank of Nova Scotia (Banking).......................................      11,000          417,627
            Bombardier, Inc. (Class B)
              (Manufacturing - Diversified Inds.)...............................      45,000          911,400
            Northern Telecom Ltd. (Electronics).................................      10,000          727,117
            Thomson Corp. (Publishing)..........................................      10,000          208,259
                                                                                                 ------------
                                                                                                    2,264,403
                                                                                                 ------------
     Czech Republic (0.2%)
          * Central European Media Enterprises Ltd. (Class A) (Media).                 6,200          175,925
                                                                                                 ------------

     Denmark (0.9%)
            Danisco AS (Food & Beverages).......................................       9,000          521,731
          * Inwear Group AS (Retail)............................................       8,500          368,915
                                                                                                 ------------
                                                                                                      890,646
                                                                                                 ------------
     Finland (1.1%)
            Finnlines Oy (Transportation).......................................      20,000          504,205
            Merita Ltd. (Class A) (Banking).....................................     165,000          542,982
                                                                                                 ------------
                                                                                                    1,047,187
                                                                                                 ------------
     France (6.5%)
            Alcatel Alsthom SA (Electrical Equipment)...........................       2,100          233,413
            AXA-UAP (Insurance).................................................       9,000          553,502
            BIC SA (Consumer Products)..........................................       4,000          633,670
            Carrefour SA (Retail)...............................................         700          436,856
            Cie de Saint Gobain SA (Building Materials).........................       2,000          267,854
            Cie Financiere de Paribas SA (Banking)..............................       4,100          258,471
            Cie Francaise d'Etudes et de Construction Technip
              (Construction)....................................................       2,100          221,904
            Cie Generale des Eaux (Conglomerates)...............................       4,000          556,945
            Cie Generale des Etablissements Michelin (Class B)..................       7,000          390,940
            Cipe France SA (Business Services)..................................       1,100          154,479
            Elf-Aquitaine SA (Oil Exploration & Production).....................       5,000          484,672
            Lafarge SA (Building Materials).....................................       4,300          281,904
            L'Oreal SA (Consumer Products)......................................       1,800          638,431
            Sodexho Alliance SA (Food & Beverages)..............................       1,000          458,983
            Synthelabo SA (Pharmaceuticals).....................................       4,500          535,623
                                                                                                 ------------
                                                                                                    6,107,647
                                                                                                 ------------

--------------------------------------------------------------------------------
                          CMC INTERNATIONAL STOCK FUND
                         A Portfolio of CMC Fund Trust
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                                   Shares or
                                                                                   Principal
                                                                                      Amount         Value(1)
                                                                                ------------     ------------
Common Stocks (Continued)
     Germany (6.7%)
            Bayer AG (Chemicals)................................................      20,000     $    796,072
          * Daimler-Benz AG (Motor Vehicles & Parts)............................       6,000          445,754
            Deutsche Bank AG (Banking)..........................................      17,000          897,631
          * Fresenius Medical Care AG
              (Medical Products & Supplies).....................................       5,500          482,005
            Gehe AG (Wholesale Distributor).....................................      11,000          732,062
            Heidelberger Zement AG (Building Materials).........................       2,500          204,073
            Mannesmann AG (Machinery & Capital Spending)....................           1,670          657,002
            SGL Carbon AG (Metals, Mining & Steel)..............................       7,700        1,074,263
            Thyssen AG (Metals, Mining & Steel).................................       2,000          436,164
            Volkswagen AG (Motor Vehicles & Parts)..............................         950          604,246
                                                                                                 ------------
                                                                                                    6,329,272
                                                                                                 ------------
     Hong Kong (5.2%)
            COSCO Pacific Ltd. (Container Leasing)..............................     726,000        1,016,925
            Guangnan Holdings (Wholesale Distributor)...........................   1,257,142        1,809,596
            HSBC Holdings plc (Banking).........................................      76,000        1,923,057
            Qingling Motors Co. Ltd. (Class H)
              (Motor Vehicles & Parts)..........................................     370,000          203,008
                                                                                                 ------------
                                                                                                    4,952,586
                                                                                                 ------------
     India (2.9%)
            Bajaj Auto Ltd., GDR (Motor Vehicles & Parts).......................      12,000          394,500
            Indian Hotels Co., Ltd., The, GDR
              (Entertainment & Leisure).........................................      21,650          514,187
          * Industrial Credit & Investment Corp. of India Ltd.,
              The, GDR (Financial Services).....................................      21,600          217,620
            Larsen & Toubro Ltd., GDR (Engineering & Construction)..............      16,650          237,263
            Tata Engineering & Locomotive Co., Ltd., GDS
              (Motor Vehicles & Parts)..........................................      30,000          364,500
          * Videsh Sanchar Nigam Ltd., GDR
          *   (Utilities - Communication).......................................      50,000          980,000
                                                                                                 ------------
                                                                                                    2,708,070
                                                                                                 ------------
     Italy (0.7%)
            Fiat S.p.A (Motor Vehicles & Parts).................................     200,000          662,104
                                                                                                 ------------

     Japan (23.8%)
            Bellsystem 24, Inc. (Business Services).............................       1,600          196,690
            BRIDGESTONE CORP. (Motor Vehicles & Parts).........................       17,000          361,702
            CANON, INC. (Electronics)...........................................      35,000          830,181
            DENSO CORP. (Motor Vehicles & Parts)................................      17,000          387,155
            East Japan Railway Co. (Transportation).............................         110          475,887
            Fuji Photo Film Co., Ltd. (Entertainment & Leisure).................      25,000          955,477
            Hitachi Maxell Ltd. (Electronics)...................................      40,000          841,608

--------------------------------------------------------------------------------
                          CMC INTERNATIONAL STOCK FUND
                         A Portfolio of CMC Fund Trust
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                                   Shares or
                                                                                   Principal
                                                                                      Amount         Value(1)
                                                                                ------------     ------------
Common Stocks (Continued)
            HOYA Corp. (Manufacturing)..........................................      15,000     $    687,943
            Isetan Co., Ltd. (Retail)...........................................      20,000          220,646
            KEYENCE CORP. (Electronics).........................................       4,400          537,431
            KOMATSU LTD. (Machinery & Capital Spending).....................          65,000          475,335
            KUBOTA CORP. (Machinery & Capital Spending)......................         25,000          115,445
            Laox Co., Ltd. (Retail).............................................      17,000          202,285
            MABUCHI MOTOR CO., LTD. (Electrical Equipment)................             5,000          253,349
            Matsushita-Kotobuki Electronics Inds., Ltd. (Electronics).......          25,000          797,872
            Mitsubishi Corp. (Wholesale Distributor)............................      35,000          328,211
            Mitsubishi Estate Co., Ltd. (Real Estate)...........................      37,000          466,509
            Mitsubishi Heavy Inds., Ltd.
              (Machinery & Capital Spending)....................................      86,000          567,912
            MITSUI & CO., LTD. (Wholesale Distributor)..........................      70,000          534,516
            Mitsui Fudosan Co., Ltd. (Real Estate)..............................      54,000          617,021
            NEC Corp. (Electronics).............................................      70,000          855,004
            Nintendo Co., Ltd. (Entertainment & Leisure)........................      12,000          870,922
            NIPPON STEEL CORP. (Metals, Mining & Steel).........................     180,000          513,475
            NIPPON TELEGRAPH & TELEPHONE CORP.
               (Utilities - Communication)......................................          42          296,218
            NKK CORP. (Metals, Mining & Steel)..................................     139,000          300,126
            Nomura Securities Co., Ltd., The (Financial Services)...............      22,000          246,178
            NTT Data Communications Systems Corp.
              (Business Services)...............................................          23          672,419
            ROHM CO., LTD. (Electronics)........................................      10,000          775,414
            SANKYO CO., LTD. (Pharmaceuticals)..................................      23,000          616,233
            SEVEN-ELEVEN JAPAN CO., LTD. (Retail)...............................      13,000          824,665
            SHIMAMURA CO., LTD. (Retail)........................................      14,700          432,081
            Shiseido Co., Ltd. (Consumer Products)..............................      60,000          860,520
            SONY CORP. (Electronics)............................................      26,000        1,893,144
            TDK CORP. (Electronics).............................................       8,000          576,832
            Takeda Chemical Inds., Ltd. (Pharmaceuticals).......................      27,000          623,404
            Tokyo Electron Ltd. (Electronics)...................................      12,100          467,218
            TOKYO STEEL MANUFACTURING CO., LTD.
              (Metals, Mining & Steel)..........................................      53,000          568,006
            TOYOTA MOTOR CORP. (Motor Vehicles & Parts).........................      30,000          869,977
            TRANS COSMOS, INC. (Business Services)..............................       6,000          155,556
            USHIO, INC. (Electronics)...........................................      16,000          187,865
                                                                                                 ------------
                                                                                                   22,458,432
                                                                                                 ------------
     Korea (0.4%)
          * CITC Seoul Excel Trust, IDR (Investment Trust)......................      58,000          408,900
                                                                                                 ------------

     Malaysia (2.0%)
          * Konsortium Perkapalan Berhad (Transportation).......................      50,000          296,813

--------------------------------------------------------------------------------
                          CMC INTERNATIONAL STOCK FUND
                         A Portfolio of CMC Fund Trust
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                                   Shares or
                                                                                   Principal
                                                                                      Amount         Value(1)
                                                                                ------------     ------------
Common Stocks (Continued)
            Malayan Banking Berhad (Banking)....................................      75,000     $    747,012
            Tenaga Nasional Berhad (Utilities - Electric).......................     118,000          545,339
            United Engineers of Malaysia Ltd. Berhad (Construction).............      45,000          319,123
                                                                                                 ------------
                                                                                                    1,908,287
                                                                                                 ------------
     Netherlands (5.4%)
            ABN Amro Holding NV (Banking).......................................       5,000          343,774
            Aegon NV (Insurance)................................................      12,547          889,081
            Akzo Nobel NV (Chemicals)...........................................       2,600          335,096
            Elsevier NV (Publishing)............................................      42,000          672,863
            Koninklijke Pakhoed NV (Certificates)
              (Oil Equipment & Services)........................................      11,000          358,665
            NBM-Amstelland NV (Construction)....................................      14,000          336,431
            NV Verenidge Bedrijven Nutricia (Certificates)
              (Food & Beverages)................................................       3,214          487,835
            Royal Dutch Petroleum Co. (Oil Exploration & Production)............       7,000        1,251,553
            Vendex International NV (Certificates) (Retail).....................       8,065          383,062
                                                                                                 ------------
                                                                                                    5,058,360
                                                                                                 ------------
     Norway (0.2%)
            Smedvig ASA (Class A) (Oil Equipment & Services)....................       9,000          214,939
                                                                                                 ------------

     Spain (3.0%)
            Banco Bilbao Vizcaya SA (Banking)...................................      11,000          741,167
          * Catalana Occidente SA de Seguros y Reaseguros
            (Insurance).........................................................       4,000          210,353
            Repsol SA, ADR (Oil Exploration & Production).......................      35,000        1,465,625
            Telefonica de Espana SA, ADR (Utilities - Communication)............       6,000          462,000
                                                                                                 ------------
                                                                                                    2,879,145
                                                                                                 ------------
     Sweden (1.6%)
            Assa Abloy AB (Class B)
               (Manufacturing Consumer & Industrial Products)...................      19,000          371,974
          * Pricer AB, New (Series B) (Electronics).............................         616           19,327
          * Scandic Hotels AB (Entertainment & Leisure).........................      25,000          417,698
            SSAB Svenskt Stal AB (Class B) (Metals, Mining & Steel).....              18,000          320,256
            Telefonaktiebolaget LM Ericsson, ADR (Electronics)..................      12,000          403,500
                                                                                                 ------------
                                                                                                    1,532,755
                                                                                                 ------------
     Switzerland (3.1%)
            ABB AG (Bearer) (Electrical Equipment)..............................         460          557,623
            Adecco SA (Bearer) (Business Services)..............................       1,200          400,951
          * Ciba Spezialitaetenchemie AG (Bearer) (Chemicals)...................       3,960          341,542
            Forbo Holding AG (Registered) (Manufacturing).......................         800          322,716
          * Novartis AG (Bearer) (Pharmaceuticals)..............................         960        1,266,092
                                                                                                 ------------
                                                                                                    2,888,924
                                                                                                 ------------

--------------------------------------------------------------------------------
                          CMC INTERNATIONAL STOCK FUND
                         A Portfolio of CMC Fund Trust
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                                   Shares or
                                                                                   Principal
                                                                                      Amount         Value(1)
                                                                                ------------     ------------
Common Stocks (Continued)
     Taiwan (1.6%)
            Cathay Life Insurance Co., Ltd. (Insurance).........................      17,000     $    101,483
            China Development Corp. (Banking)...................................      97,000          403,582
            Far Eastern Department Stores Ltd. (Retail).........................     150,000          269,175
            First Commercial  Bank (Banking)....................................      33,000          141,480
            Formosa Plastic Corp. (Chemicals)...................................     120,000          299,566
            President Enterprises Corp. (Food & Beverages)......................     165,000          292,511
                                                                                                 ------------
                                                                                                    1,507,797
                                                                                                 ------------
     United Kingdom (15.8%)
            Associated British Foods plc (Food & Beverages).....................      38,000          328,419
            Bank of Scotland (Banking)..........................................      66,000          395,970
            Barclays plc (Banking)..............................................      32,408          603,269
            British Aerospace plc (Aircraft & Aerospace)........................      45,000          956,604
            British Petroleum Co. plc (Oil Exploration & Production)............     167,000        1,917,197
            British Sky Broadcasting Group plc (Media)..........................      18,000          165,928
            British Telecommunications plc (Utilities - Communication).......         35,000          256,805
            Compass Group plc (Restaurants).....................................      68,000          748,679
            Electrocomponents plc (Electronics).................................      56,305          360,629
            Glaxo Wellcome plc (Pharmaceuticals)................................      16,000          314,830
            Granada Group plc (Entertainment & Leisure).........................      40,410          583,171
            Hays plc (Business Services)........................................      68,400          606,127
            Next plc (Retail)...................................................      70,900          748,993
            PizzaExpress plc (Restaurants)......................................      23,000          256,773
            Provident Financial plc (Financial Services)........................      76,000          703,666
            Prudential Corp. plc (Insurance)....................................      43,908          427,537
            Railtrack Group plc (Part. Paid Certificates)
              (Transportation)..................................................      50,000          377,404
            Rentokil Initial plc (Business Services)............................      52,000          341,066
            Sage Group plc, The (Business Services).............................      40,000          416,077
            Siebe plc (Machinery & Capital Spending)............................      38,102          563,455
            Smiths Industries plc (Manufacturing - Diversified Inds.)........         21,000          257,259
            Smithkline Beecham plc (Pharmaceuticals)............................      70,000        1,125,402
            Standard Chartered plc (Banking)....................................      36,000          544,921
            Wetherspoon, J.D. plc (Restaurants).................................      13,075          246,993
            WPP Group plc (Business Services)...................................     200,000          818,858
            Zeneca Group plc (Pharmaceuticals)..................................      28,000          844,250
                                                                                                 ------------
                                                                                                   14,910,282
                                                                                                 ------------
            Total Common Stocks
              (Cost $68,414,340)................................................                   79,221,220
                                                                                                 ------------

--------------------------------------------------------------------------------
                          CMC INTERNATIONAL STOCK FUND
                         A Portfolio of CMC Fund Trust
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                                   Shares or
                                                                                   Principal
                                                                                      Amount         Value(1)
                                                                                ------------     ------------
Preferred Stocks (5.6%)
     Brazil (5.0%)
            Bardella Industrias Mecanicas SA
              (Manufacturing - Diversified Inds.)...............................       3,000     $    366,748
            Cia Cervejaria Brahma SA (Food & Beverages).........................   1,009,000          686,488
            Cia Paranaense de Energi  SA (Class B)
              (Utilities - Electric)............................................  32,000,000          499,530
            Cia Tecidos do Norte de Minas SA (Textiles).........................   1,000,000          419,410
            DIXIE TOGA SA (Containers)..........................................     233,000          175,287
            Petroleo Brasileiro SA (Oil Exploration & Production)...............   3,800,000          798,665
            Telecommunicacoes Brasileiras SA
              (Utilities - Communication).......................................  15,500,000        1,778,258
                                                                                                 ------------
                                                                                                    4,724,386
                                                                                                 ------------
     Germany (0.6%)
            Porsche AG (Motor Vehicles & Parts).................................         450          584,922
                                                                                                 ------------

            Total Preferred Stocks
              (Cost $4,079,620).................................................                    5,309,308
                                                                                                 ------------

Rights (0.0%)
     Germany (0.0%)
          * Daimler-Benz AG (05/15/1997) (Motor Vehicles & Parts)...............       6,000              520
                                                                                                 ------------

            Total Rights
             (Cost $0)..........................................................                          520
                                                                                                 ------------

Warrants (0.4%)
     Germany (0.0%)
          * Veba AG (04/06/1998) (Utilities - Electric).........................          50           14,500
                                                                                                 ------------

     Japan (0.4%)
          * Kyocera Corp. #2 (01/23/1998) (Electronics).........................         470          352,500
          * Mr. Max Corp. (02/17/1998) (Retail).................................       5,000                0
                                                                                                 ------------
                                                                                                      352,500
                                                                                                 ------------
            Total Warrants
              (Cost $785,502)...................................................                      367,000
                                                                                                 ------------

            Total investments, excluding temporary cash investment
              (Cost $73,279,462)................................................                   84,898,048
                                                                                                 ------------

--------------------------------------------------------------------------------
                          CMC INTERNATIONAL STOCK FUND
                         A Portfolio of CMC Fund Trust
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                                   Shares or
                                                                                   Principal
                                                                                      Amount         Value(1)
                                                                                ------------     ------------
Repurchase Agreements (9.9%)
            Goldman Sachs Corp.
               5.374% dated 04/30/1997,
               due 05/01/1997 in the
               amount of $4,687,428
               Collateralized by U.S. Treasury Bond
               6.625% due 02/15/2027............................................   4,686,738     $  4,686,738
            J.P. Morgan Securities, Inc.
               5.428% dated 04/30/1997,
               due 05/01/1997 in the
               amount of $4,675,695
               Collateralized by U.S. Treasury Bill
               0.000% due 08/28/1997,
               U.S. Treasury Bond
               6.250% due 08/15/2023,
               U.S. Treasury Note
               6.375% due 05/15/1999............................................   4,675,000        4,675,000
                                                                                                 ------------

            Total Repurchase Agreements
               (Cost $9,361,738)................................................                    9,361,738
                                                                                                 ------------

Total Investments (99.7%)
     (Cost $82,641,200).........................................................                   94,259,786
                                                                                                 ------------

Cash and receivables less liabilities (0.3%)....................................                      290,407
                                                                                                 ------------

Net Assets (100.0%).............................................................                 $ 94,550,193
                                                                                                 ============

(1) See Note 1 of Notes to Financial Statements.

*Non-Income Producing

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
April 30, 1997
(Unaudited)

                                                                                     CMC Small     CMC International
                                                                                      Cap Fund            Stock Fund
                                                                                  ------------     -----------------
ASSETS:
  Investments at identified cost ...............................................  $243,737,455          $ 73,279,462

  Investments at value (Notes 1 and 2)..........................................  $247,467,406          $ 84,898,048
  Temporary cash investments, at cost (Note 1)..................................  $106,272,711          $  9,361,738
  Cash..........................................................................                        $    118,388
  Cash denominated in foreign currencies
    (cost $158,441) (Note 1)....................................................                        $    158,782
  Receivable for:
    Interest....................................................................  $    325,341          $     29,416
    Dividends...................................................................  $     44,113          $    259,413
    Investments sold............................................................  $    528,557
    Capital stock sold..........................................................                        $    769,240
    Forward foreign currency exchange contracts held, at market (Note 1)........                        $  9,376,499
                                                                                  -------------         ------------
  Total assets..................................................................  $ 354,638,128         $104,971,524
                                                                                  -------------         -------------

LIABILITIES:
  Payable for:
    Capital stock redeemed......................................................  $   2,080,000
    Investments purchased.......................................................  $   4,314,050         $  1,030,500
    Investment management fee (Note 4)..........................................  $     214,314         $     53,182
    Accrued expenses ...........................................................  $      26,266         $     18,263
    Forward foreign currency exchange contracts held at market (Note 1).........                        $  9,319,386
                                                                                  -------------         ------------
   Total liabilities............................................................  $   6,634,630         $ 10,421,331
                                                                                  -------------         ------------

  Net assets applicable to outstanding shares...................................  $ 348,003,498         $ 94,550,193
                                                                                  =============         ============

  Net assets consist of:
    Undistributed net investment income.........................................  $     348,582         $    313,888
    Unrealized appreciation on:
      Investments...............................................................  $   3,729,951         $ 11,618,586
      Translation of assets and liabilities in foreign currencies...............                        $     56,059
    Undistributed net realized gain (loss) from:
        Investments.............................................................  $  40,879,054         $   (422,964)
        Foreign currency transactions...........................................                        $    894,175
    Capital paid in (Note 3)....................................................  $ 303,045,911         $ 82,090,449
                                                                                  -------------         ------------
                                                                                  $ 348,003,498         $ 94,550,193
                                                                                  =============         ============

Shares of capital stock outstanding (Note 3)....................................  $   7,056,573         $  2,014,099
                                                                                  =============         ============
Net asset value, offering and
   redemption price per share (1)...............................................  $       49.32         $      46.94
                                                                                  =============         ============

(1) The net asset value per share is computed by dividing net assets applicable to outstanding shares by shares of capital

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
Six Months Ended April 30, 1997
(Unaudited)

                                                                                     CMC Small     CMC International
                                                                                      Cap Fund            Stock Fund
                                                                                  ------------     -----------------
INVESTMENT INCOME:
    Income:
         Interest...............................................................  $  1,691,312          $     178,865
         Dividends..............................................................  $    405,356          $     582,625
         Foreign taxes withheld (net of reclaims)...............................                        $     (66,657)
                                                                                  ------------          -------------
              Total income......................................................  $  2,096,668          $     694,833
                                                                                  ------------          -------------

    Expenses:
         Investment management fees (Note 4)....................................  $  1,697,603           $    284,161
         Shareholder servicing costs (Note 4)...................................  $     12,588           $      9,027
         Reports to shareholders ...............................................  $        100           $         33
         Financial information and subscriptions................................  $        238           $      3,722
         Accounting service fees................................................                         $     15,725
         Custodian fees.........................................................  $      9,327           $     36,310
         Bank transaction and checking fees.....................................  $      8,037           $     18,382
         Registration fees......................................................  $        115           $      2,724
         Legal, insurance and auditing fees.....................................  $     17,251           $     14,753
         Other (Note 4).........................................................  $      2,827           $      4,223
                                                                                  ------------           ------------
              Total expenses....................................................  $  1,748,086           $    389,060
                                                                                  ------------           ------------
    Net investment income (Note 1)..............................................  $    348,582           $    305,773
                                                                                  ------------           ------------

Realized gain and unrealized appreciation (depreciation) from investments and foreign currency transactions:
    Net realized gain from:
         Investments (Note 2)...................................................  $ 40,959,798           $  1,926,044
         Foreign currency transactions (Note 1).................................                         $    868,883
                                                                                  ------------           ------------

           Net realized gain ...................................................  $ 40,959,798           $  2,794,927
                                                                                  ------------           ------------

    Net unrealized appreciation (depreciation) on:
         Investments (Note 1)...................................................  $(56,465,793)          $  4,832,836
         Translation of assets and liabilities in foreign currencies (Note 1)...                         $     86,899
                                                                                  ------------           ------------

               Net unrealized appreciation (depreciation) during the period.....  $(56,465,793)          $  4,919,735
                                                                                  ------------           ------------

    Net gain (loss) on investment and foreign currency transactions (Note 1)....  $(15,505,995)          $  7,714,662
                                                                                  ------------           ------------

    Net increase (decrease) in net assets resulting from operations.............  $(15,157,413)          $  8,020,435
                                                                                  ============           ============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           CMC Small                     CMC International
                                                                           Cap Fund                          Stock Fund
                                                                 --------------------------------  --------------------------------
                                                                           1997              1996            1997              1996
                                                                 --------------  ----------------  --------------  ----------------
                                                                     Six Months                        Six Months
                                                                          Ended       Fiscal Year           Ended       Fiscal Year
                                                                 April 30, 1997             Ended  April 30, 1997             Ended
                                                                    (Unaudited)  October 31, 1996     (Unaudited)  October 31, 1996
                                                                 --------------  ----------------  --------------  ----------------
INCREASE  (DECREASE) IN NET ASSETS:
    Operations:
         Net investment income (loss)..........................   $     348,582     $    (766,830)   $     305,773    $     528,342
         Net realized gain from:
              Investments (Note 2).............................      40,959,798       171,828,992        1,926,044        5,010,568
              Foreign currency transactions
              (Note 1).........................................                                            868,883        1,127,670
         Change in net unrealized appreciation
           (depreciation) on:
              Investments......................................     (56,465,793)      (24,142,743)       4,832,836        3,557,467
              Translation of assets and liabilities
              in foreign currencies (Note 1 )..................                                             86,899         (302,501)
                                                                  -------------     -------------    -------------    -------------
         Net increase (decrease) in net assets
           resulting from operations...........................     (15,157,413)      146,919,419        8,020,435        9,921,546
    Distributions to shareholders:
         From net investment income............................                                                          (528,342)
         In excess of net investment income....................                                                          (798,682)*
         From net realized gain from
           investment transactions.............................                      (149,951,166)
    Capital share transactions, net (Note 3)...................    (159,247,096)      (11,727,605)      12,987,690       (3,810,006)
                                                                  -------------     -------------    -------------    -------------
         Net increase (decrease) in net assets.................    (174,404,509)      (14,759,352)      21,008,125        4,784,516

NET ASSETS:
    Beginning of period........................................     522,408,007       537,167,359       73,542,068       68,757,552
                                                                  -------------     -------------    -------------    -------------

    End of period (1)..........................................   $ 348,003,498     $ 522,408,007    $  94,550,193    $  73,542,068
                                                                  =============     =============    =============    =============

(1) Includes undistributed net investment
    income (loss) of:                                             $     348,582     $           -    $     313,888    $       8,115

 * On a tax basis, there was no return of capital.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                          NOTES TO FINANCIAL STATEMENTS
       (Information for the six months ended April 30, 1997 is unaudited)
--------------------------------------------------------------------------------

1.  Significant accounting policies:

       CMC Small Cap Fund and CMC International Stock Fund (the Funds) are portfolios of CMC Fund Trust (the Trust), an open-end diversified investment company registered under the Investment Company Act of 1940, as amended. The Trust has established one other portfolio, CMC High Yield Fund. Each portfolio issues a separate series of the Trust's shares and maintains a separate investment portfolio. The policies described below are consistently followed by the Funds for the preparation of their financial statements in conformity with generally accepted accounting principles.

       Investment valuation - The values of the Funds' equity investments are based on the last sale prices reported by the principal securities exchanges on which the investments are traded, or, in the absence of recorded sales, at the closing bid prices on such exchanges or over-the-counter markets. Temporary investments in short-term securities, principally repurchase agreements, are valued at cost, which approximates market.

       Forward foreign currency exchange contracts - The CMC International Stock Fund enters into forward foreign currency exchange contracts to hedge certain portfolio securities denominated in foreign currencies. Forward contracts are recorded at market value. The CMC International Stock Fund could be exposed to risks if counterparties to the forward contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The effect of any change in the value of a hedged foreign currency would be offset by the increase (resulting from a change in exchange rates) in value of the securities denominated in that currency. Net realized gains arising from forward contracts amounted to $907,635 and are included in net realized gain from foreign currency transactions. As of April 30, 1997, the CMC International Stock Fund had entered into the following forward contract resulting in net unrealized appreciation of $57,113.

                                                            Net Unrealized
      Currency to        Currency to       Settlement        Appreciation
     be Delivered        be Received          Date             (U.S. $)
    ----------------------------------------------------------------------
    1,173,000,000       9,376,499 U.S.      06/27/97           $ 57,113
     Japanese Yen          Dollars

       Foreign currency translations - The books and records of the CMC International Stock Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

       (i) market value of investment securities, other assets, and liabilities at the daily rates of exchange, and
       (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

       The CMC International Stock Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
       (Information for the six months ended April 30, 1997 is unaudited)
--------------------------------------------------------------------------------

1.  Significant accounting policies (Continued):

       Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the CMC International Stock Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

       Shareholder distributions - The Funds distribute net investment income twice a year and any net realized gains from investment transactions annually. Distributions to shareholders are recorded on the record date.

       Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, deferral of losses from wash sales, redemptions in kind and return of capital received from Real Estate Investment Trusts.

       Use of estimates - The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

       Federal income taxes - The Funds have made no provision for federal income taxes on net investment income or net realized gains from sales of securities, since it is the intention of the Funds to comply with the provisions of the Internal Revenue Code available to certain regulated investment companies, and to make distributions of income and security profits sufficient to relieve them from substantially all federal income taxes.

       Other - Investment transactions are accounted for on the date the investments are purchased or sold. The cost of investments sold is determined by the use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are reported on the basis of identified costs. The Funds, through their custodians, receive delivery of underlying securities collateralizing repurchase agreements (included in temporary cash investments). Market values of these securities are required to be at least 100% of the cost of the repurchase agreements. The Funds' investment advisor determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------

2.  Investment transactions:

Aggregate purchases, sales and maturities, net realized gain and unrealized appreciation (depreciation) of investments, excluding temporary cash investments, for the fiscal year ended April 30, 1997 were as follows:

                                                                                   CMC Small   CMC International
                                                                                    Cap Fund          Stock Fund
                                                                           -----------------   -----------------
Purchases:
  Investment securities other than U.S. Government obligations........     $     233,815,305    $     50,209,867
                                                                           =================    ================


Sales and Maturities (1):
  Investment securities other than U.S. Government obligations........     $     449,825,191     $    34,357,969
                                                                           =================     ===============


Net Realized Gain (1):
  Investment securities other than U.S. Government obligations........     $      40,959,798     $     1,926,044
                                                                           =================     ===============


Unrealized Appreciation (Depreciation) as of April 30, 1997:
  Appreciation........................................................     $      26,539,687     $    13,643,849
  Depreciation........................................................           (22,809,736)         (2,025,263)
                                                                           -----------------     ---------------
    Net unrealized appreciation ......................................     $       3,729,951     $    11,618,586
                                                                           =================     ===============


Unrealized Appreciation (Depreciation)
  for federal income tax purposes as
  of April 30, 1997:
  Appreciation........................................................     $      26,496,349     $    13,614,898
  Depreciation........................................................           (23,313,221)         (2,120,752)
                                                                           -----------------     ---------------
    Net unrealized appreciation ......................................     $       3,183,128     $    11,494,146
                                                                           =================     ===============


For federal income tax purposes, the cost of investments
    owned at April 30, 1997............................. .............     $     244,284,278     $    73,403,902
                                                                           =================     ===============

(1) The net realized gain for CMC Small Cap Fund includes proceeds of $127,748 from shareholder class action suits related to securities held by the Fund.

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
       (Information for the six months ended April 30, 1996 is unaudited)
--------------------------------------------------------------------------------


3.  Capital Stock:                                                    CMC Small                         CMC International
                                                                      Cap Fund                             Stock Fund
                                                          --------------    ----------------    --------------    ----------------
                                                             Fiscal Year         Fiscal Year       Fiscal Year         Fiscal Year
                                                              Six Months         Fiscal Year        Six Months         Fiscal Year
                                                                   Ended               Ended             Ended               Ended
                                                          April 30, 1997    October 31, 1996    April 30, 1997    October 31, 1996
                                                          --------------    ----------------    --------------    ----------------
  Shares:
     Shares sold......................................           675,598           1,170,133           375,673             581,183
     Shares issued for reinvestment
       of dividends...................................                             2,784,309                                30,593
                                                          --------------    ----------------    --------------    ----------------
                                                                 675,598           3,954,442           375,673             611,776
     Less shares redeemed.............................        (3,657,865)         (3,508,620)          (93,479)           (734,959)
                                                          --------------    ----------------    --------------    ----------------

     Net increase (decrease) in shares................        (2,982,267)            445,822           282,194            (123,183)
                                                          ==============    ================    ==============    ================

  Amounts:
     Sales............................................    $   35,941,828    $     75,859,359    $   17,131,315    $     24,149,770
     Reinvestment of dividends........................                           143,113,471                             1,300,503
                                                          --------------    ----------------    --------------    ----------------
                                                              35,941,828         218,972,830        17,131,315          25,450,273
     Less redemptions.................................      (195,188,924)       (230,700,435)       (4,143,625)        (29,260,279)
                                                          --------------    ----------------    --------------    ----------------

     Net increase (decrease)..........................    $ (159,247,096)   $    (11,727,605)   $   12,987,690    $     (3,810,006)
                                                          ==============    ================    ==============    ================

  Capital stock authorized (shares)                          100,000,000                           100,000,000


4.  Transactions with affiliates and related parties:

                                                                                CMC Small   CMC International
                                                                                 Cap Fund          Stock Fund
                                                                               ----------   -----------------


Investment management fees incurred.......................................     $1,697,603         $284,161

Investment management fee computation basis
   (percentage of daily net assets per annum).............................       75.of.1%         75.of.1%

Transfer agent fee (included in shareholder servicing costs)..............         $9,000           $9,000

Fees earned by trustees not affiliated with the Fund's investment
  advisor or transfer agent (included in other expenses)..................         $2,827             $622

The investment advisor of the Funds is Columbia Management Co. The transfer agent for the Funds is Columbia Trust Company, a subsidiary of Columbia Funds Management Co. The transfer agent is compensated based on a per account fee or a minimum of $1,500 per month. The contracts for investment advisory and transfer agent services for the CMC Small Cap Fund and the CMC International Stock Fund must be renewed annually by a majority vote of the Fund's shareholders or by the Trustees of CMC Fund Trust. Certain officers and Trustees of CMC Fund Trust are also officers and directors of Columbia Management Co., Columbia Trust Company and Columbia Funds Management Company. They did not receive any direct payments from the Fund.